Employee Benefits Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Expenses
Salaries	€ 9,025	€ 8,693	€ 7,969
Social security expense	1,339	1,281	1,135
Share-based payment expense	830	1,120	785
Pension expense	330	312	270
Employee-related restructuring expense	19	180	33
Termination benefits outside of restructuring plans	52	57	37
Employee benefits expense	€ 11,595	€ 11,643	€ 10,229